HEARTLAND MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.6%)
Aerospace & Defense (1.4%)
Huntington Ingalls Industries, Inc.	18,713	$3,852,071

Automobiles (1.9%)
Thor Industries, Inc.	38,611	5,202,446

Banks (0.6%)
Popular, Inc.	22,360	1,572,355

Building Products (1.7%)
A.O. Smith Corp.	67,961	4,594,843

Capital Markets (3.1%)
Cboe Global Markets, Inc.	20,945	2,067,062
Raymond James Financial, Inc.	31,412	3,849,855
The Charles Schwab Corp.	39,794	2,593,773
		8,510,690

Chemicals (4.3%)
Eastman Chemical Co.	36,935	4,067,282
PPG Industries, Inc.	50,342	7,564,389
		11,631,671

Commercial Services & Supplies (1.7%)
Stericycle, Inc.(a)	68,472	4,622,545

Consumer Finance (2.8%)
Discover Financial Services	24,644	2,340,933
FirstCash, Inc.	81,640	5,361,299
		7,702,232

Diversified Telecommunication Services (2.1%)
Cogent Communications Holdings, Inc.	81,408	5,597,614

Electric Utilities (4.4%)
Exelon Corp.	143,316	6,268,642
FirstEnergy Corp.	161,529	5,603,441
		11,872,083

Electrical Equipment (2.2%)
nVent Electric PLC	146,648	4,092,945
Regal Beloit Corp.	12,729	1,816,174
		5,909,119

Energy Equipment & Services (3.3%)
NOV, Inc.	652,198	8,948,157

Equity Real Estate Investment Trusts (REITs) (10.1%)
Equity Commonwealth	65,743	1,827,656
PS Business Parks, Inc.	65,814	10,173,528
Public Storage	37,146	9,166,147
Ryman Hospitality Properties, Inc.	81,663	6,329,699
		27,497,030

Food Products (5.8%)
Cal-Maine Foods, Inc.(a)	185,728	7,135,670
Conagra Brands, Inc.	53,155	1,998,628
Post Holdings, Inc.(a)	25,886	2,736,668
Sanderson Farms, Inc.	25,380	3,953,696
		15,824,662

Health Care Equipment & Supplies (2.5%)
DENTSPLY SIRONA, Inc.	107,453	6,856,576

Health Care Providers & Services (8.2%)
Encompass Health Corp	123,346	10,102,037
Quest Diagnostics, Inc.	95,402	12,243,893
		22,345,930

Hotels, Restaurants & Leisure (1.8%)
Hilton Worldwide Holdings, Inc.(a)	41,374	5,002,944

Household Durables (1.5%)
Mohawk Industries, Inc.(a)	20,594	3,960,432

Household Products (2.9%)
Spectrum Brands Holdings, Inc.	91,885	7,810,225

Insurance (7.7%)
Old Republic International Corp.	311,034	6,792,983
Reinsurance Group of America, Inc.	49,071	6,185,399
The Hartford Financial Services Group, Inc.	119,535	7,983,743
		20,962,125

IT Services (3.2%)
Genpact, Ltd.	143,355	6,138,461
The Western Union Co.	110,047	2,713,759
		8,852,220

	SHARES	VALUE
Machinery (7.1%)
Flowserve Corp.	129,620	$5,030,552
Kennametal, Inc.	161,836	6,468,585
Lincoln Electric Holdings, Inc.	40,654	4,998,003
Snap-on, Inc.	12,564	2,899,017
		19,396,157

Media (0.9%)
Nexstar Media Group, Inc. (Class A)	17,314	2,431,405

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.(a)	31,416	1,034,529

Multi-Utilities (2.0%)
MDU Resources Group, Inc.	123,258	3,896,186
NorthWestern Corp.	24,691	1,609,853
		5,506,039

Oil, Gas & Consumable Fuels (1.6%)
Pioneer Natural Resources Co.	27,102	4,304,340

Pharmaceuticals (1.5%)
Perrigo Co. PLC	101,647	4,113,654

Professional Services (2.2%)
ManpowerGroup, Inc.	59,889	5,923,022

Road & Rail (2.8%)
AMERCO	12,555	7,691,193

Semiconductors & Semiconductor Equipment (3.4%)
ON Semiconductor Corp.(a)	59,392	2,471,301
Skyworks Solutions, Inc.	37,348	6,852,611
		9,323,912

Software (1.0%)
Teradata Corp.(a)	71,976	2,773,955

Specialty Retail (3.5%)
Advance Auto Parts, Inc.	51,936	9,529,737

TOTAL COMMON STOCKS
(Cost $206,482,814)		$271,155,913

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.7%)
Time Deposits (0.7%)
Citibank
(New York)(b)	0.05%	$1,998,822	$1,998,822

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,998,822)			$1,998,822

TOTAL INVESTMENTS - (100.3%)
(Cost $208,481,636)			$273,154,735
OTHER ASSETS AND LIABILITIES, NET - (-0.3%)			(844,757)
TOTAL NET ASSETS - (100.0%)			$272,309,978

VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (94.2%)
Aerospace & Defense (1.3%)
Park Aerospace Corp.	475,000	$6,279,500

Automobiles (1.7%)
Harley-Davidson, Inc.	200,000	8,020,000

Banks (9.8%)
Associated Banc-Corp	500,000	10,670,000
Glacier Bancorp, Inc.	150,000	8,562,000
Independent Bank Corp.	100,000	8,419,000
Old National Bancorp	400,000	7,736,000
Seacoast Banking Corp. of Florida(a)	325,000	11,778,000
		47,165,000

Beverages (1.3%)
Primo Water Corp.	385,000	6,260,100

Building Products (1.0%)
Griffon Corp.	175,000	4,754,750

Capital Markets (5.1%)
Artisan Partners Asset Management, Inc. (Class A)	150,000	7,825,500
B Riley Financial, Inc.	300,000	16,914,000
		24,739,500

Chemicals (3.8%)
American Vanguard Corp.	622,500	12,705,225
Sensient Technologies Corp.	75,000	5,850,000
		18,555,225

Commercial Services & Supplies (2.4%)
Brady Corp. (Class A)	220,000	11,759,000

Construction & Engineering (1.3%)
Granite Construction, Inc.	155,000	6,238,750

Consumer Finance (2.6%)
FirstCash, Inc.	190,000	12,477,300

Containers & Packaging (0.4%)
Myers Industries, Inc.	100,000	1,976,000

Diversified Telecommunication Services (2.3%)
ATN International, Inc.	225,000	11,052,000

Electric Utilities (1.8%)
Portland General Electric Co.	185,000	8,781,950

Electrical Equipment (1.3%)
Powell Industries, Inc.	185,000	6,265,950

Electronic Equipment, Instruments & Components (4.8%)
Knowles Corp.(a)	450,000	9,414,000
Methode Electronics, Inc.	325,000	13,643,500
		23,057,500

Energy Equipment & Services (4.2%)
ChampionX Corp.(a)	700,000	15,211,000
Dril-Quip, Inc.(a)	150,000	4,984,500
		20,195,500

Equity Real Estate Investment Trusts (REITs) (6.2%)
Lamar Advertising Co.	115,000	10,800,800
PotlatchDeltic Corp.	210,000	11,113,200
Sunstone Hotel Investors, Inc.	650,000	8,099,000
		30,013,000

Food Products (2.4%)
Tootsie Roll Industries, Inc.	175,000	5,797,750
TreeHouse Foods, Inc.(a)	110,000	5,746,400
		11,544,150

Health Care Equipment & Supplies (3.3%)
AngioDynamics, Inc.(a)	280,000	6,552,000
Avanos Medical, Inc.(a)	220,000	9,622,800
		16,174,800

Health Care Providers & Services (3.5%)
Cross Country Healthcare, Inc.(a)	940,000	11,740,600
Hanger, Inc.(a)	220,000	5,020,400
		16,761,000

Household Products (1.8%)
Spectrum Brands Holdings, Inc.	100,000	8,500,000

Insurance (2.9%)
Old Republic International Corp.	200,000	4,368,000
The Hanover Insurance Group, Inc.	75,000	9,709,500
		14,077,500

SHARES	VALUE

Leisure Products (1.5%)
Acushnet Holdings Corp.	175,000	$7,232,750

Machinery (8.3%)
Astec Industries, Inc.	100,000	7,542,000
Enerpac Tool Group Corp. (Class A)	405,000	10,578,600
Hyster-Yale Materials Handling, Inc. (Class A)	75,000	6,534,000
Kennametal, Inc.	295,000	11,791,150
TriMas Corp.(a)	125,000	3,790,000
		40,235,750

Metals & Mining (6.4%)
Materion Corp.	125,000	8,280,000
Royal Gold, Inc.	50,000	5,381,000
Schnitzer Steel Industries, Inc. (Class A)	250,000	10,447,500
Worthington Industries, Inc.	100,000	6,709,000
		30,817,500

Multi-Utilities (1.0%)
MDU Resources Group, Inc.	150,000	4,741,500

Paper & Forest Products (1.1%)
Schweitzer-Mauduit International, Inc.	110,000	5,386,700

Pharmaceuticals (3.0%)
Phibro Animal Health Corp. (Class A)	600,000	14,640,000

Road & Rail (1.3%)
Heartland Express, Inc.	325,000	6,363,500

Semiconductors & Semiconductor Equipment (1.4%)
DSP Group, Inc.(a)	480,000	6,840,000

Specialty Retail (2.6%)
Sonic Automotive, Inc. (Class A)	250,000	12,392,500

Textiles, Apparel & Luxury Goods (2.4%)
Ralph Lauren Corp. (Class A)	95,000	11,700,200

TOTAL COMMON STOCKS
(Cost $345,046,583)		$454,998,875

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (6.1%)
Time Deposits (6.1%)
Citibank
(New York)(b)	0.05%	$29,303,155	$29,303,155

TOTAL SHORT-TERM INVESTMENTS
(Cost $29,303,155)			$29,303,155

TOTAL INVESTMENTS - (100.3%)
(Cost $374,349,738)			$484,302,030
OTHER ASSETS AND LIABILITIES, NET - (-0.3%)			(1,630,173)
TOTAL NET ASSETS - (100.0%)			$482,671,857

VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (95.6%)
Aerospace & Defense (1.0%)
CPI Aerostructures, Inc.(a)	500,000	$2,270,000
Embraer SA (ADR)(a)	500,000	5,005,000
		7,275,000

Auto Components (0.7%)
Motorcar Parts of America, Inc.(a)	244,692	5,505,570

Automobiles (1.8%)
Thor Industries, Inc.	100,000	13,474,000

Banks (11.4%)
Associated Banc-Corp	300,000	6,402,000
Bancorp, Inc.(a)	500,000	10,360,000
Canadian Western Bank (CAD)(c)	200,000	5,091,112
Capital City Bank Group, Inc.	500,000	13,010,000
Century Bancorp, Inc. (Class A)	69,600	6,494,376
First Internet Bancorp	301,671	10,627,869
First Interstate BancSystem, Inc. (Class A)	50,000	2,302,000
Heritage Financial Corp.	300,000	8,472,000
TriCo Bancshares	200,000	9,474,000
TriState Capital Holdings, Inc.(a)	400,000	9,224,000
UMB Financial Corp.	25,000	2,308,250
		83,765,607

Biotechnology (0.3%)
Albireo Pharma, Inc.(a)	70,000	2,467,500

Capital Markets (3.1%)
Cowen, Inc. (Class A)	553,590	19,458,688
US Global Investors, Inc. (Class A)	500,000	3,490,000
		22,948,688

Chemicals (0.3%)
Kaneka Corp. (JPY)(c)(d)	50,000	2,057,677

Commercial Services & Supplies (3.0%)
CECO Environmental Corp.(a)	550,000	4,361,500
Perma-Fix Environmental Services, Inc.(a)(e)	1,007,700	7,386,441
US Ecology, Inc.(a)	150,000	6,246,000
Viad Corp.	100,000	4,175,000
		22,168,941

Communications Equipment (1.9%)
Digi International, Inc.(a)	75,000	1,424,250
DZS, Inc.(a)	200,000	3,110,000
Franklin Wireless Corp.(a)	163,997	3,558,735
Sierra Wireless, Inc.(a)	400,000	5,908,000
		14,000,985

Construction & Engineering (3.2%)
Great Lakes Dredge & Dock Corp.(a)	100,000	1,458,000
Matrix Service Co.(a)	300,000	3,933,000
Northwest Pipe Co.(a)	375,000	12,532,500
Sterling Construction Co., Inc.(a)	225,000	5,220,000
		23,143,500

Construction Materials (0.8%)
Tecnoglass, Inc.	500,000	6,010,000

Consumer Finance (0.5%)
Ezcorp, Inc. (Class A)(a)	700,000	3,479,000

Containers & Packaging (1.1%)
Westrock Co.	150,000	7,807,500

Diversified Consumer Services (3.5%)
Carriage Services, Inc.	100,000	3,519,000
Lincoln Educational Services Corp.(a)(e)	2,283,222	14,635,453
Zovio, Inc.(a)(e)	1,940,000	7,876,400
		26,030,853

Diversified Telecommunication Services (1.6%)
Vonage Holdings Corp.(a)	1,000,000	11,820,000

Electrical Equipment (1.9%)
EnerSys	25,000	2,270,000
nVent Electric PLC	175,000	4,884,250
Orion Energy Systems, Inc.(a)	1,000,000	6,960,000
		14,114,250

Electronic Equipment, Instruments & Components (0.6%)
Intellicheck, Inc.(a)	450,000	3,771,000
SMTC Corp.(a)	154,964	931,334
		4,702,334

SHARES	VALUE
Energy Equipment & Services (0.4%)
Geospace Technologies Corp.(a)	300,000	$2,736,000

Entertainment (0.3%)
Sciplay Corp. (Class A) (a)	150,000	2,427,000

Equity Real Estate Investment Trusts (REITs) (5.9%)
CareTrust REIT, Inc.	300,000	6,985,500
CyrusOne, Inc.	150,000	10,158,000
Highwoods Properties, Inc.	150,000	6,441,000
Monmouth Real Estate Investment Corp.	650,000	11,498,500
PotlatchDeltic Corp.	80,000	4,233,600
Sunstone Hotel Investors, Inc.	300,000	3,738,000
		43,054,600

Food Products (2.0%)
Hanover Foods Corp. (Class A)(f)	48,633	3,900,853
Landec Corp.(a)	1,050,000	11,130,000
		15,030,853

Gas Utilities (0.7%)
National Fuel Gas Co.	100,000	4,999,000

Health Care Equipment & Supplies (2.5%)
Accuray, Inc.(a)	2,900,000	14,355,000
Orthofix Medical, Inc.(a)	100,000	4,335,000
		18,690,000

Health Care Providers & Services (2.1%)
Patterson Cos., Inc.	250,000	7,987,500
Triple-S Management Corp. (Class B)(a)	300,000	7,809,000
		15,796,500

Hotels, Restaurants & Leisure (0.2%)
Potbelly Corp.(a)	250,000	1,477,500

Household Durables (4.6%)
Century Communities, Inc.(a)	400,000	24,128,000
Hooker Furniture Corp.	100,000	3,646,000
MDC Holdings, Inc.	100,000	5,940,000
		33,714,000

Independent Power & Renewable Electricity Producers (2.5%)
Spark Power Group, Inc. (CAD)(a)(c)(f)	750,000	948,914
Vistra Corp.	1,000,000	17,680,000
		18,628,914

Insurance (1.1%)
Old Republic International Corp.	150,000	3,276,000
State Auto Financial Corp.	250,000	4,927,500
		8,203,500

Interactive Media & Services (0.4%)
Spark Networks SE (ADR)(a)	375,000	2,793,750

Internet & Direct Marketing Retail (0.2%)
Trxade Group, Inc.(a)	249,200	1,305,808

IT Services (1.9%)
DXC Technology Co.	200,000	6,252,000
EVERTEC, Inc.	175,000	6,513,500
ServiceSource International, Inc.(a)	600,000	882,000
		13,647,500

Leisure Products (0.9%)
MasterCraft Boat Holdings, Inc.(a)	250,000	6,647,500

Life Sciences Tools & Services (0.7%)
Harvard Bioscience, Inc.(a)	950,000	5,187,000

	SHARES	VALUE
Machinery (4.6%)
Gorman-Rupp Co.	175,000	$5,794,250
Mayville Engineering Co., Inc.(a)	155,000	2,228,900
Pentair PLC	100,000	6,232,000
Shyft Group, Inc.	300,000	11,160,000
Twin Disc, Inc.(a)	350,390	3,349,728
Westport Fuel Systems, Inc.(a)	654,821	4,708,163
		33,473,041

Media (0.6%)
A H Belo Corp. (Class A)	701,585	1,466,312
Marchex, Inc. (Class B)(a)	1,018,707	2,862,567
		4,328,879

Metals & Mining (5.4%)
Americas Gold & Silver Corp.(a)	600,000	1,350,000
Centerra Gold, Inc. (CAD)(c)	2,000,000	17,697,144
Major Drilling Group International, Inc. (CAD)(a)(c)	700,000	3,759,847
Osisko Gold Royalties, Ltd.	600,000	6,612,000
Pretium Resources, Inc.(a)	1,000,000	10,370,000
		39,788,991

Multi-Utilities (1.1%)
MDU Resources Group, Inc.	250,000	7,902,500

Oil, Gas & Consumable Fuels (1.6%)
Berry Corp.	1,219,200	6,717,792
Denbury, Inc.(a)	100,000	4,789,000
		11,506,792

Paper & Forest Products (0.8%)
Western Forest Products, Inc. (CAD)(c)	3,900,000	5,617,092

Personal Products (0.7%)
USANA Health Sciences, Inc.(a)	50,000	4,880,000

Pharmaceuticals (0.5%)
Evofem Biosciences, Inc.(a)	1,900,000	3,325,000

Professional Services (2.3%)
Acacia Research Corp.(a)	150,000	997,500
Barrett Business Services, Inc.	150,000	10,329,000
Hudson Global, Inc.(a)(e)	315,000	5,229,000
		16,555,500

Real Estate Management & Development (0.3%)
Forestar Group, Inc.(a)	100,000	2,328,000

Road & Rail (1.3%)
Covenant Logistics Group, Inc. (Class A) (a)	325,000	6,691,750
Marten Transport, Ltd.	150,000	2,545,500
		9,237,250

Semiconductors & Semiconductor Equipment (1.3%)
Photronics, Inc.(a)	750,000	9,645,000

Software (1.3%)
Cloudera, Inc.(a)	800,000	9,736,000

Specialty Retail (2.6%)
Aaron’s Co., Inc.	300,000	7,704,000
Bed Bath & Beyond, Inc.	100,000	2,915,000
Caleres, Inc.(g)	300,000	6,540,000
Indigo Books & Music, Inc. (CAD)(a)(c)	600,000	1,900,215
		19,059,215

Technology Hardware, Storage & Peripherals (1.2%)
Immersion Corp.(a)	250,000	2,395,000
Quantum Corp.(a)	750,000	6,247,500
		8,642,500

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.	55,000	4,891,150
Unifi, Inc.(a)	150,000	4,134,000
		9,025,150

Thrifts & Mortgage Finance (4.3%)
MGIC Investment Corp.	1,000,000	13,850,000
Radian Group, Inc.	750,000	17,437,500
		31,287,500

Trading Companies & Distributors (0.5%)
GATX Corp.	40,000	3,709,600

Water Utilities (0.9%)
Pure Cycle Corp.(a)	500,000	6,710,000

TOTAL COMMON STOCKS
(Cost $512,726,541)		$701,868,840

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (4.3%)
Time Deposits (4.3%)
JPM Chase
(New York)(b)	0.05%	$31,756,848	$31,756,848

TOTAL SHORT-TERM INVESTMENTS
(Cost $31,756,848)			$31,756,848

TOTAL INVESTMENTS - (99.9%)
(Cost $544,483,389)			$733,625,688
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			657,882
TOTAL NET ASSETS - (100.0%)			$734,283,570

VALUE FUND SCHEDULE OF OPTIONS
March 31, 2021 (Unaudited)
Fund Name	Counterparty	Number of Contracts	Written Options at Value*	Notional Value
Heartland Value Fund
Caleres, Inc. , 11/19/21 (Covered Call) (d)(f)	Susquehanna	(1,000)	$(355,000)	$(2,180,000)
Total Written Options		(1,000)	$(355,000)	$(2,180,000)

*	Amounts reflect a liability of the Fund.

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2021.

(c)	Traded in a foreign country.

(d)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.

(e)	Affiliated company. See Note 6 in Notes to Schedules of Investments.

(f)	Illiquid security, pursuant to the Corporation’s Liquidity Risk Management Program (the LRMP). See Note 2 in Notes to Schedules of Investments.

(g)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $2,180,000 as of March 31, 2021. See Note 4 in Notes to Schedules of Investments.

Common Abbreviations:

ADR	American Depositary Receipt.

Ltd.	Limited.

PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

REIT	Real Estate Investment Trust.

Currency Abbreviations:

CAD	Canadian Dollar

JPY	Japanese Yen

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

See Notes to Schedules of Investments.

notes to schedules of investments (unaudited)

March 31, 2021

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors of the Corporation (the “Board”). The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is disclosed in the Statements of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	As of March 31, 2021, the Value Fund had 0.66% of its net assets that were classified as illiquid as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of March 31, 2021, the Funds did not hold any restricted securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

●	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

●	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

MID CAP VALUE FUND

Investments in Securities at Value	Level 1 — Quoted and Unadjusted Prices	Level 2 — Other Significant Observable Inputs(1)	Level 3 — Significant Unobservable Inputs(2)	Total
Common Stocks	$271,155,913	$—	$—	$271,155,913
Short—Term Investments	1,998,822	—	—	1,998,822
Total	$273,154,735	$—	$—	$273,154,735

VALUE PLUS FUND

Investments in Securities at Value	Level 1 — Quoted and Unadjusted Prices	Level 2 — Other Significant Observable Inputs(1)	Level 3 — Significant Unobservable Inputs(2)	Total
Common Stocks	$454,998,875	$—	$—	$454,998,875
Short—Term Investments	29,303,155	—	—	29,303,155
Total	$484,302,030	$—	$—	$484,302,030

VALUE FUND

Investments in Securities at Value	Level 1 — Quoted and Unadjusted Prices	Level 2 — Other Significant Observable Inputs(1)	Level 3 — Significant Unobservable Inputs(2)	Total
Common Stocks	$699,811,163	$2,057,677	$—	$701,868,840
Short—Term Investments	31,756,848	—	—	31,756,848
Total	$731,568,011	$2,057,677	$—	$733,625,688

Other Financial Instruments(3)
Liabilities
Written Options	$—	$(355,000)	$—	$(355,000)
Total	$—	$(355,000)	$—	$(355,000)

(1)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(2)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the three months ended March 31, 2021, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(3)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over- the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the three month period ended March 31, 2021, was $889,833 and 500, respectively.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral. As of March 31, 2021, there were no securities on loan.

(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the three month period ended March 31, 2021. The Mid Cap Value and Value Plus Funds had no transactions with affiliates during the same period.

SECURITY NAME	FAIR VALUE AS OF DECEMBER 31, 2020	PURCHASES	SALES	FAIR VALUE AS OF MARCH 31, 2021	SHARE BALANCE AS OF MARCH 31, 2021	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Investments in affiliates held as of March 31, 2021
Hudson Global, Inc.	$3,307,500	$—	$—	$5,229,000	315,000	$—	$1,921,500	$—
Lincoln Educational Services Corp.	14,931,631	—	(97,529)	14,635,453	2,283,222	—	(184,213)	(14,436)
Perma-Fix Environmental Services, Inc.	6,015,969	—	—	7,386,441	1,007,700	—	1,370,472	—
Zovio, Inc.	9,243,000	—	(55,659)	7,876,400	1,940,000	—	(1,273,176)	(37,765)
Total	$33,498,100			$35,127,294	5,545,922	$—	$1,834,583	$(52,201)